Fair Value of Assets and Liabilities (Changes in Level 3 Assets and Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefits assets	[1]	$ 1,393,237	$ 1,786,565
Market risk benefit liabilities	[1]	5,521,601	9,764,443
Market risk benefit assets
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefits assets		1,393,000	1,787,000
Market risk benefit liabilities
Unrealized gains (losses) for assets/liabilities still held:
Market risk benefit liabilities		5,522,000	9,764,000
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		12,472	7,889
Purchases		10,000	0
Sales		(230)	0
Issuances		0	0
Settlements		0	0
Other		9,661	3,874
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		28,593	12,472	$ 7,889
Total gains (losses) (realized/unrealized):
Included in earnings		(3,310)	709
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(3,872)	709
Equity securities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Equity securities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		(3,310)	709	2,821
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(3,872)	709	1,211
Equity securities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Equity securities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Equity securities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		0	0
Purchases		18,046	0
Sales		0	0
Issuances		0	0
Settlements		(8,560)	(1,871)
Other		7,290	1,690
Transfers into Level 3		55	0
Transfers out of Level 3		0	0
Fair Value, end of period		16,945	0	0
Total gains (losses) (realized/unrealized):
Included in earnings		114	181
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		73	0
Short-term investments | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		77	181	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Short-term investments | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Short-term investments | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Short-term investments | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		73	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		73	0	0
Short-term investments | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		(36)	0	0
Cash equivalents
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		0	0
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		0	(1,377)
Other		0	1,230
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		0	0	0
Total gains (losses) (realized/unrealized):
Included in earnings		0	147
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0
Cash equivalents | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		0	147	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Cash equivalents | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Cash equivalents | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Cash equivalents | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Cash equivalents | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		72,937	0
Purchases		49,677	1,170
Sales		0	0
Issuances		0	0
Settlements		(3,855)	(899)
Other		(21,814)	71,408
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		141,041	72,937	0
Total gains (losses) (realized/unrealized):
Included in earnings		44,096	1,258
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		47,951	359
Other assets | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		44,096	1,258	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		47,951	359	0
Other assets | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Other assets | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Other assets | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Other assets | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Reinsurance recoverables | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings				3,604,075
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				3,889,923
Reinsurance recoverables | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Reinsurance recoverables | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Reinsurance recoverables | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		0	0
Purchases		7,715	0
Sales		(3,000)	0
Issuances		0	0
Settlements		0	0
Other		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		4,645	0	0
Total gains (losses) (realized/unrealized):
Included in earnings		(70)	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(70)	0
Separate account assets | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0
Separate account assets | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0
Separate account assets | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		(70)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(70)
Separate account assets | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0
Separate account assets | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0
Receivables from parent and affiliates | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Receivables from parent and affiliates | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Receivables from parent and affiliates | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Receivables from parent and affiliates | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings				23
Future policy benefits | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings				(3,610,281)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				(3,896,128)
Future policy benefits | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Future policy benefits | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings				0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings				0
Future policy benefits | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings				0
Policyholders' account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		(3,245,773)	(1,155,274)
Purchases		0	0
Sales		0	0
Issuances		(1,094,824)	(265,807)
Settlements		0	0
Other		1,248,413	(1,746,371)
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		(3,502,096)	(3,245,773)	(1,155,274)
Total gains (losses) (realized/unrealized):
Included in earnings		(409,912)	(78,321)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(289,548)	5,476
Policyholders' account balances | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		(409,912)	(78,321)	(30,199)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(289,548)	5,476	3,853
Policyholders' account balances | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Policyholders' account balances | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Policyholders' account balances | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Policyholders' account balances | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Available-for-sale | Fixed maturities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		(16,829)	(832)	(5,019)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(14,416)	(1,778)	(4,773)
Available-for-sale | Fixed maturities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Available-for-sale | Fixed maturities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Available-for-sale | Fixed maturities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		(56,470)	(6,318)	19,106
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(59,239)	(5,346)	18,962
Available-for-sale | Fixed maturities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		(242)	388	145
Available-for-sale | Fixed maturities | US government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		0	55,000
Purchases		0	0
Sales		0	(55,000)
Issuances		0	0
Settlements		0	0
Other		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		0	0	55,000
Total gains (losses) (realized/unrealized):
Included in earnings		0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0
Available-for-sale | Fixed maturities | Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		150	163
Purchases		501	0
Sales		0	0
Issuances		0	0
Settlements		0	0
Other		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Fair Value, end of period		724	150	163
Total gains (losses) (realized/unrealized):
Included in earnings		73	(13)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		69	(15)
Available-for-sale | Fixed maturities | Corporate securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		385,634	174,776
Purchases		323,603	95,294
Sales		(62,827)	(5,085)
Issuances		0	0
Settlements		(102,377)	(28,690)
Other		106,408	156,667
Transfers into Level 3		10,475	9,313
Transfers out of Level 3		(106,124)	(5,727)
Fair Value, end of period		507,496	385,634	174,776
Total gains (losses) (realized/unrealized):
Included in earnings		(47,296)	(10,914)
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(45,235)	(11,298)
Available-for-sale | Fixed maturities | Structured securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		173,944	2,065
Purchases		81,576	74,800
Sales		0	(29)
Issuances		0	0
Settlements		(1,993)	(1,761)
Other		0	32,859
Transfers into Level 3		0	107,038
Transfers out of Level 3		(122,485)	(45,193)
Fair Value, end of period		104,724	173,944	2,065
Total gains (losses) (realized/unrealized):
Included in earnings		(26,318)	4,165
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		(28,489)	4,189
Trading | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period		0	755
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		0	0
Other		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	(801)
Fair Value, end of period		0	0	755
Total gains (losses) (realized/unrealized):
Included in earnings		0	46
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	46
Trading | Fixed maturities | Realized investment gains (losses), net
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Trading | Fixed maturities | Other income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	46	87
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	46	87
Trading | Fixed maturities | Interest credited to policyholders' account balances
Total gains (losses) (realized/unrealized):
Included in earnings		0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0
Trading | Fixed maturities | Included in other comprehensive income (loss)
Total gains (losses) (realized/unrealized):
Included in earnings		0	0	0
Unrealized gains (losses) for assets/liabilities still held:
Included in earnings		0	0	0
Trading | Fixed maturities | Net investment income
Total gains (losses) (realized/unrealized):
Included in earnings		$ 0	$ 0	$ 0

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.